As filed with the Securities and Exchange Commission on July 28, 2015

1933 Act Registration No. 333-133691
1940 Act Registration No. 811-21897
_____________

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment  [   ]
Post-Effective Amendment No. 20  [X]

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 23  [X]

(Check appropriate box or boxes)

THE ROXBURY FUNDS
(Exact Name of Registrant as Specified in Charter)

6001 Shady Oak Road, Suite 200
Minnetonka, MN 55343
(Address of Principal Executive Offices, including Zip Code)

(800) 497-2960
(Registrant’s Telephone Number, including Area Code)

Jon R. Foust
Roxbury Capital Management, LLC
6001 Shady Oak Road, Suite 200
Minnetonka, MN 55343
(Name and Address of Agent for Service)

COPY TO:
Ellen Drought, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI  53202-3590

It is proposed that this filing will become effective (check appropriate box):
[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 20 hereby incorporates Parts A, B and C from the Fund’s PEA No. 19 on Form N-1A filed July 6, 2015.  This PEA No. 20 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 19.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act, and has duly caused this Post-Effective Amendment No. 20 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minnetonka, and State of Minnesota, on the 28th day of July, 2015.

THE ROXBURY FUNDS

By:	/s/ Jon R. Foust
Name:	Jon R. Foust
Title:	President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.
SIGNATURE	TITLE	DATE

* Steven N. Marshman	Trustee and Chairman	July 28, 2015
Steven N. Marshman

* Gaylord B. Lyman	Trustee	July 28, 2015
Gaylord B. Lyman

/s/ Jon R. Foust	President (Principal Executive Officer)	July 28, 2015
Jon R. Foust

/s/ Brooke Clements	Treasurer (Principal Financial Officer and Principal Accounting Officer)	July 28, 2015
Brooke Clements

*By:	/s/ Jon R. Foust
Jon R. Foust
Attorney-In-Fact (pursuant to Power of Attorney filed as Exhibit (h)(5) of the Registrant’s Registration Statement on Form N-1A as filed on May 22, 2015)

EXHIBIT INDEX

Exhibit No.	Description
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Label Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase